ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 24, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, The Acquirer’s Fund ETF, is Post-Effective Amendment No. 445 and Amendment No. 446 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

If you have any questions or require further information, please contact Scott Resnick at (626) 914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as administrator to the Trust